S000048337 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%	13.15%	14.29%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.81%	6.09%	9.62%
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	12.73%	10.02%	9.72%
Bridge Builder Small/Mid Cap Value Fund
Prospectus [Line Items]
Average Annual Return, Percent		9.14%	10.21%	9.42%
Bridge Builder Small/Mid Cap Value Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.07%	7.93%	8.05%
Bridge Builder Small/Mid Cap Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.07%	7.64%	7.42%

[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest companies based on a combination of their market cap and current index membership. The Russell 2500® Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500® Index companies with lower price-to-book and lower forecasted growth values. The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.
[2]
Effective October 28, 2026, the Fund changed its secondary benchmark from the Russell 2500® Value Index to the Russell 2000® Index because the Adviser believes that the Russell 2000® Index is more appropriate in light of the Fund’s current investment strategy.